FINANCIAL INSTRUMENTS (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended
	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 20, 2021 CNY (¥) shares	Aug. 17, 2020 USD ($) shares	Aug. 17, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jan. 22, 2021 shares	Aug. 17, 2020 CNY (¥) shares
IfrsStatementLineItems [Line Items]
Number of shares issued by Compnay								3,960,000
Profit loss					$ (4,141)	¥ (26,741)	¥ 2,741
Fair value gain loss					4,029	26,015
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value gain loss	$ 1,427	¥ 9,246			$ 187	¥ 1,208
Aggregate of shares	3,960,000	3,960,000
Common shares at a price | $ / shares	$ 1.85
Warrants exercisable shares	1,584,000	1,584,000
Initial exercise price | $ / shares	$ 2.35
Feishang Anthracite Resources Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired			120,000,000						120,000,000
Percentage of equity interest acquired			8.69%						8.69%
Number of shares issued by Compnay			9,077,166						9,077,166
Total price amount of transaction			$ 12,124						¥ 78,288
Discount rate			27.50%						27.50%
Profit loss			$ 16,623	¥ 107,340